NOTES PAYABLE AND OTHER FINANCING AGREEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS

NOTE 7 – NOTES PAYABLE AND OTHER FINANCING AGREEMENTS

Loan Agreements

In October 2007, Ondas Networks entered into a 6% per annum loan agreement, as amended, with an entity in the amount of $550,000 in connection with the issuance of common stock of Ondas Networks (the “October 2007 Loan”); however, the October 2007 Loan was not memorialized. The original maturity date of the October 2007 Loan was September 30, 2011. On February 11, 2016, the entity and Ondas Networks entered into a Loan Amendment to amend the October 2007 Loan to (i) extend the maturity date to April 1, 2017 and (ii) clear and waive any existing defaults. On November 30, 2017, the entity and Ondas Networks entered into a Loan Modification Agreement to further amend the October 2007 Loan to (i) transfer all accrued and unpaid interest ($17,310) as of December 31, 2017 to principal in January 2018, (ii) extend the maturity date to December 31, 2018, (iii) clear and waive any existing defaults, and (iv) amend the interest rate to 10% per annum effective January 1, 2018. On October 1, 2018, the entity entered into an Assignment and Assumption Agreement to assign all of its rights and obligations including all principal and interest owing under the October 2007 Loan to an unaffiliated third party. On March 30, 2019, Ondas Networks entered into an Amendment to further amend the October 2007 Loan to transfer all accrued and unpaid interest through March 30, 2019 in the amount of $14,183 to principal and to extend the maturity date to June 30, 2019. At March 31, 2019 and December 31, 2018, the outstanding balance of the October 2007 Loan was $581,493 and $567,310, respectively.

On December 31, 2013, Ondas Networks entered into a 10% per annum Promissory Note, as amended, with an entity in the amount of $250,000, of which $25,000 was repaid in February 2015 (the "December 2013 Note"). The original maturity of the December 2013 Note was December 31, 2014. On November 1, 2014, Ondas Networks entered into a Loan Agreement, as amended, with the same entity in the amount of $210,000. (the “November 2014 Loan”). The original maturity of the November 2014 Loan was March 16, 2015. The interest through the original maturity date of the November 2014 Loan was a fixed amount of $16,800. Subsequent to the original maturity date, the November 2014 Loan accrued interest at a rate of 18% per annum. On September 15, 2015, Ondas Networks and the entity verbally agreed to amend the November 2014 Loan to decrease the interest rate to 10% per annum. On April 1, 2016, the entity and Ondas Networks entered into a Loan Amendment to amend the December 2013 Note and November 2014 Loan to (i) extend the maturity date to April 1, 2017, and (ii) clear and waive any existing defaults. On November 30, 2017, the entity and Ondas Networks entered into a Loan Modification Agreement to further amend the December 2013 Note and November 2014 Loan to (i) transfer all accrued and unpaid interest on the December 2013 Note and November 2014 Loan ($60,679 and $49,170, respectively, as of December 31, 2017) to principal, (ii) extend the maturity dates to December 31, 2018, and (iii) clear and waive any existing defaults. On March 30, 2019, Ondas Networks entered into an Amendment to further amend the December 2013 Note and November 2014 Loan to transfer all accrued and unpaid interest through March 30, 2019 in the amount of $7,142 and $6,479, respectively, to principal and to extend the maturity date to June 30, 2019. At March 31, 2019 and December 31, 2018, the outstanding balance of the December 2013 Note was $292,820 and $285,679, respectively. At March 31, 2019 and December 31, 2018, the outstanding balance of the November 2014 Loan was $265,649 and $259,170, respectively.

On April 1, 2015, Ondas Networks entered into a 10% per annum Loan Agreement, as amended, with two individuals in the amount of $50,000 (the “April 2015 Note”). The original maturity of the April 2015 Note was July 1, 2015. The accrued interest on the April 2015 Note through the original maturity date was $4,000. Subsequent to the original maturity date, the April 2015 Note accrued interest at a rate of 10% per annum. On February 11, 2016, the individuals and Ondas Networks entered into a Loan Amendment to amend the April 2015 Note to (i) extend the maturity date to April 1, 2017 and (ii) clear and waive any existing defaults. On November 30, 2017, the individuals and Ondas Networks entered into a Loan Modification Agreement to further amend the April 2015 Note to (i) transfer all accrued and unpaid interest ($16,511) as of December 31, 2017 to principal, (ii) extend the maturity date to December 31, 2018 and (iii) clear and waive any existing defaults. On March 30, 2019, Ondas Networks entered into an Amendment to further amend the April 2015 Note to transfer all accrued and unpaid interest through March 30, 2019 in the amount of $1,663 to principal and to extend the maturity date to June 30, 2019. At March 31, 2019 and December 31, 2018, the outstanding balance of the April 2015 Note was $68,174 and $66,511, respectively.

Financing Agreement

On November 3, 2016, Ondas Networks entered into a Purchase Order Financing Agreement with an accompanying 20% per annum Promissory Note, as amended, with an individual in the amount of $250,000 (the “November 2016 Note”). The original maturity of the November 2016 Note was the earlier of the payment of the purchase order for which the loan was advanced or 180 days after issuance. On December 20, 2016, Ondas Networks entered into a second Purchase Order Financing Agreement with an accompanying 10% per annum Promissory Note, as amended, with the same individual in the amount of $100,000 (the “December 2016 Note”). The original maturity of the December 2016 Note was the earlier of the payment of the purchase order for which the loan was advanced or 180 days after issuance. On November 30, 2017, the individual and Ondas Networks entered into a Loan Modification Agreement to amend the November and December 2016 Notes to (i) transfer all accrued and unpaid interest on the November and December 2016 Notes ($47,000 and $5,591, respectively) as of December 31, 2017 to principal, (ii) extend the maturity dates to December 31, 2018, and (iii) clear and waive any existing defaults. On March 30, 2019, Ondas Networks entered into an Amendment to further amend the November and December 2016 Notes to transfer all accrued and unpaid interest through March 30, 2019 in the amount of $7,425 and $2,640, respectively. to principal and to extend the maturity date to June 30, 2019. At March 31, 2019 and December 31, 2018, the outstanding balance of the November 2016 Note was $304,425 and $297,000, respectively. At March 31, 2019 and December 31, 2018, the outstanding balance of the December 2016 Note was $108,231 and $105,591, respectively.

On February 28, 2014, Ondas Networks entered into a Purchase Order Financing Agreement, as amended, (the “Financing Agreement”) with an entity. Interest on the Financing Agreement accrued at 30% per annum for the first 104 days and at 51% per annum thereafter. Between June 2014 and January 2015, Ondas Networks received an aggregate of $660,000 of which $285,000 was repaid. At December 31, 2015, the principal outstanding totaled $375,000 and accrued interest totaled $223,393. During 2016, and for the period from January 1, 2017 through November 17, 2017, additional interest was accrued totaling $191,250 and $168,282, respectively. On November 17, 2017, the entity and Ondas Networks entered into an Amendment to Purchase Order Financing Agreement and agreed to (i) transfer all accrued and unpaid interest to principal, (ii) reduce the per annum interest rate to 10%, (iii) set the maturity date at December 31, 2018, and (iv) combine the Purchase Order Financing Agreements into a single loan ("November 2017 Loan"). On March 30 and April 30, 2019, Ondas Networks entered into Amendments to further amend the February 2014 Financing Agreement to transfer all accrued and unpaid interest through March 30 and April 30, 2019 in the amount of $23,948 and $8,182, respectively, to principal and to extend the maturity date to April 30 and subsequently June 30, 2019. At March 31, 2019 and December 31, 2018, the outstanding balance of the February 2014 Financing Agreement was $981,873 and $957,925, respectively.

Promissory Notes

On December 14, 2015, Ondas Networks approved a private placement offering, as amended, ("Private Placement") seeking to sell to investors certain 10% promissory notes in the aggregate face amount of $750,000, which amount was later increased to $1,250,000, with a term of 18 months ("Private Placement Notes"). In connection with the Private Placement Notes, each investor (the "Private Placement Noteholders") received warrants to purchase shares of common stock of Ondas Networks ("Private Placement Warrants"), equal to 25% of the principal amount of the Private Placement Notes, exercisable at the lower of (i) $2.00 per share or (ii) 40% of the selling price of Ondas Networks’ shares in its proposed initial public offering.

In December 2015, pursuant to the terms of Security Purchase Agreements, Ondas Networks completed the sale of an aggregate of $325,000 in Private Placement Notes to Private Placement Noteholders, of which $25,000 was repaid during 2017, and issued them Private Placement Warrants to purchase an aggregate of 81,250 shares of common stock of Ondas Networks, with a term of ten years, at exercise price of $2.00 and a fair value of $63,398. As of January 1, 2018, the Private Placement Warrants for the 81,250 shares were surrendered to Ondas Networks in exchange for participation in a private placement of Ondas Networks' shares dated April 13, 2018.

Between February and July 2016, pursuant to the terms of Security Purchase Agreements, Ondas Networks completed the sale of an aggregate of $925,000 in Private Placement Notes to Private Placement Noteholders and issued them Private Placement Warrants to purchase an aggregate of 231,250 shares of Ondas Networks common stock, with a term of ten years, an exercise price of $2.00 and a fair value of $168,678. As of January 1, 2018, the Private Placement Warrants for the 231,250 shares of Ondas Networks of common stock was surrendered to Ondas Networks in exchange for participation in a private placement of Ondas Networks' shares dated April 13, 2018.

On November 30, 2017, the Private Placement Noteholders and Ondas Networks entered into Loan Modification Agreements to amend the Private Placement Notes to (i) transfer all accrued and unpaid interest ($118,682) as of December 31, 2017 to principal, (ii) extend the maturity date to December 31, 2018 and (iii) clear and waive any existing defaults.

On March 30, 2019, Ondas Networks entered into Amendments to further amend the Private Placement Notes to transfer all accrued and unpaid interest through March 30, 2019 in the amount of $33,592 to principal and to extend the maturity dates to June 30, 2019. At March 31, 2019 and December 31, 2018, the outstanding balances of the Private Placement Notes were $1,377,274 and $1,343,682, respectively.

Convertible Promissory Notes

During 2017, Ondas Networks and certain entities and individuals entered into convertible promissory notes defined herein as (i) notes with mutual conversion preferences (“Group 1 Notes”) and (ii) notes with unilateral conversion preferences (“Group 2 Notes”).

On July 11, 2018, the Ondas Networks board of directors, by written consent, approved certain changes to the outstanding convertible promissory notes. The action approved changes to the Group 2 Notes to match the Group 1 Notes and authorized the issuance of a Security Holder Consent Agreement wherein each Group 2 Note holder would agree to the change. The changes modified the conversion option for the Group 2 Notes which resulted in a loss on extinguishment of debt in the amount of $44,348 and caused the derivative liability related to the Group 2 Notes to cease to exist and be classified as additional paid in capital at its fair value on July 11, 2018 in the amount of $1,141,995.

On September 28, 2018, in conjunction with the Merger Agreement discussed in NOTE 1, the Group 1 Note noteholders and all but one Group 2 Note noteholders converted their outstanding convertible promissory notes into an aggregate of 2,017,416 Company Shares. At both March 31, 2019 and December 31, 2018, the total outstanding balance of the remaining convertible promissory note (the “Note”) was $300,000. The maturity date of the Note is based on the payment of 0.6% of quarterly gross revenue until 1.5 times the amount of the Note is paid,

Notes payable and other financing consists of:

	March 31, 2019	December 31, 2018
Short Term:
Loan Agreements	$1,208,136	$1,178,670
Financing Agreement	1,394,530	1,360,516
Promissory Notes	1,377,274	1,343,682
	$3,979,940	$3,882,868

Long Term:
Convertible Promissory Notes	$300,000	$300,000
	$300,000	$300,000

NOTE 7 – NOTES PAYABLE AND OTHER FINANCING AGREEMENTS

Loan Agreements

In October 2007, Ondas Networks Inc. (“Ondas Networks”), the wholly owned subsidiary of Ondas Holdings Inc. (“Ondas Holdings” or the “Company”), entered into a 6% per annum loan agreement with an entity in the amount of $550,000 in connection with the issuance of common stock of Ondas Networks (the “October 2007 Loan”); however, the October 2007 Loan was not memorialized. The original maturity date of the October 2007 Loan was September 30, 2011. On February 11, 2016, the entity and Ondas Networks entered into a Loan Amendment to amend the October 2007 Loan to (i) extend the maturity date to April 1, 2017 and (ii) clear and waive any existing defaults. On November 30, 2017, the entity and Ondas Networks entered into a Loan Modification Agreement to further amend the October 2007 Loan to (i) transfer all accrued and unpaid interest ($17,310) as of December 31, 2017 to principal in January 2018, (ii) extend the maturity date to December 31, 2018, (iii) clear and waive any existing defaults, and (iv) amend the interest rate to 10% per annum effective January 1, 2018. On October 1, 2018, the entity entered into an Assignment and Assumption Agreement to assign all of its rights and obligations including all principal and interest owing under the October 2007 Loan to an unaffiliated third-party. On December 31, 2018, the assignee and Ondas Networks entered into a Note Extension Agreement to further amend the October 2007 Loan to extend the maturity date to March 30, 2019. At December 31, 2018 and December 31, 2017, the outstanding balance of the October 2007 Loan was $567,310 and $550,000, respectively.

On December 31, 2013, Ondas Networks entered into a 10% per annum Promissory Note with an entity in the amount of $250,000, of which $25,000 was repaid in February 2015 (the “December 2013 Note”). The original maturity of the December 2013 Note was December 31, 2014. On November 1, 2014, Ondas Networks entered into a Loan Agreement with the same entity in the amount of $210,000. (the “November 2014 Loan”). The original maturity of the November 2014 Loan was March 16, 2015. The interest through the original maturity date of the November 2014 Loan was a fixed amount of $16,800. Subsequent to the original maturity date, the November 2014 Loan accrued interest at a rate of 18% per annum. On September 15, 2015, Ondas Networks and the entity verbally agreed to amend the November 2014 Loan to decrease the interest rate to 10% per annum. On April 1, 2016, the entity and Ondas Networks entered into a Loan Amendment to amend the December 2013 Note and November 2014 Loan to (i) extend the maturity date to April 1, 2017, and (ii) clear and waive any existing defaults. On November 30, 2017, the entity and Ondas Networks entered into a Loan Modification Agreement to further amend the December 2013 Note and November 2014 Loan to (i) transfer all accrued and unpaid interest on the December 2013 Note and November 2014 Loan ($60,679 and $49,170, respectively, as of December 31, 2017) to principal, (ii) extend the maturity dates to December 31, 2018, and (iii) clear and waive any existing defaults. On December 31, 2018, the entity and Ondas Networks entered into a Note Extension Agreement to further amend the December 2013 Note and November 2014 Loan to extend the maturity date to March 30, 2019. At December 31, 2018 and December 31, 2017, the outstanding balances of the December 2013 Note and November 2014 Loan was $285,679 and $259,170, respectively.

On April 1, 2015, Ondas Networks entered into a 10% per annum Loan Agreement with two individuals in the amount of $50,000 (the “April 2015 Note”). The original maturity of the April 2015 Note was July 1, 2015. The accrued interest on the April 2015 Note through the original maturity date was $4,000. Subsequent to the original maturity date, the April 2015 Note accrued interest at a rate of 10% per annum. On February 11, 2016, the individuals and Ondas Networks entered into a Loan Amendment to amend the April 2015 Note to (i) extend the maturity date to April 1, 2017 and (ii) clear and waive any existing defaults. On November 30, 2017, the individuals and Ondas Networks entered into a Loan Modification Agreement to further amend the April 2015 Note to (i) transfer all accrued and unpaid interest ($16,511) as of December 31, 2017 to principal, (ii) extend the maturity date to December 31, 2018 and (iii) clear and waive any existing defaults. On December 31, 2018, the entity and Ondas Networks entered into a Note Extension Agreement to further amend the April 2015 Note and to extend the maturity date to March 30, 2019. At December 31, 2018 and December 31, 2017, the outstanding balance of the April 2015 Note was $66,511.

In March 2017, Ondas Networks entered into a loan agreement with an individuals in the amount of $50,000 (the “March 2017 Note”). Accrued interest on the March 2017 Note was $10,000. The March 2017 Note and accrued interest were paid in full during 2017.

Financing Agreement

On November 3, 2016, Ondas Networks entered into a Purchase Order Financing Agreement with an accompanying 20% per annum Promissory Note with an individual in the amount of $250,000 (the “November 2016 Note”). The original maturity of the November 2016 Note was the earlier of the payment of the purchase order for which the loan was advanced or 180 days after issuance. On December 20, 2016, Ondas Networks entered into a second Purchase Order Financing Agreement with an accompanying 10% per annum Promissory Note with the same individual in the amount of $100,000 (the “December 2016 Note”). The original maturity of the December 2016 Note was the earlier of the payment of the purchase order for which the loan was advanced or 180 days after issuance. On November 30, 2017, the individual and Ondas Networks entered into a Loan Modification Agreement to amend the November and December 2016 Notes to (i) transfer all accrued and unpaid interest on the November and December 2016 Notes ($47,000 and $5,591, respectively) as of December 31, 2017 to principal, (ii) extend the maturity dates to December 31, 2018, and (iii) clear and waive any existing defaults. On December 31, 2018, the individual and Ondas Networks entered into a Note Extension Agreement to further amend the November and December 2016 Notes and to extend the maturity date to March 30, 2019. At December 31, 2018 and December 31, 2017, the outstanding balance of the November and December 2016 Notes was $297,000 and $105,591, respectively, in both years.

On February 28, 2014, Ondas Networks entered into a Purchase Order Financing Agreement (the “Financing Agreement”) with an entity. Interest on the Financing Agreement accrued at 30% per annum for the first 104 days and at 51% per annum thereafter. Between June 2014 and January 2015, Ondas Networks received an aggregate of $660,000 of which $285,000 was repaid. At December 31, 2015, the principal outstanding totaled $375,000 and accrued interest totaled $223,393. During 2016, and for the period from January 1, 2017 through November 17, 2017, additional interest was accrued totaling $191,250 and $168,282, respectively. On November 17, 2017, the entity and Ondas Networks entered into an Amendment to Purchase Order Financing Agreement and agreed to (i) transfer all accrued and unpaid interest to principal, (ii) reduce the per annum interest rate to 10%, (iii) set the maturity date at December 31, 2018, and (iv) combine the Purchase Order Financing Agreements into a single loan (“November 2017 Loan”). On December 31, 2018, the entity and Ondas Networks entered into a Note Extension Agreement to further amend the November 2017 Loan and to extend the maturity date to March 30, 2019. As of December 31, 2018 and December 31, 2017, the outstanding principal balance of the November 2017 Loan was $957,925.

Promissory Notes

On December 14, 2015, Ondas Networks approved a private placement offering (“Private Placement”) seeking to sell to investors certain 10% promissory notes in the aggregate face amount of $750,000, which amount was later increased to $1,250,000, with a term of 18 months (“Private Placement Notes”). In connection with the Private Placement Notes, each investor (the “Private Placement Noteholders”) received warrants to purchase shares of common stock of Ondas Networks (“Private Placement Warrants”), equal to 25% of the principal amount of the Private Placement Notes, exercisable at the lower of (i) $2.00 per share or (ii) 40% of the selling price of Ondas Networks’ shares in its proposed initial public offering.

In December 2015, pursuant to the terms of Security Purchase Agreements, Ondas Networks completed the sale of an aggregate of $325,000 in Private Placement Notes to Private Placement Noteholders, of which $25,000 was repaid during 2017, and issued them Private Placement Warrants to purchase an aggregate of 81,250 shares of common stock of Ondas Networks, with a term of ten years, at exercise price of $2.00 and a fair value of $63,398. As of January 1, 2018, the Private Placement Warrants for the 81,250 shares were surrendered to Ondas Networks in exchange for participation in a private placement of Ondas Networks’ shares dated April 13, 2018.

Between February and July 2016, pursuant to the terms of Security Purchase Agreements, Ondas Networks completed the sale of an aggregate of $925,000 in Private Placement Notes to Private Placement Noteholders and issued them Private Placement Warrants to purchase an aggregate of 231,250 shares of Ondas Networks common stock, with a term of ten years, an exercise price of $2.00 and a fair value of $168,678. As of January 1, 2018, the Private Placement Warrants for the 231,250 shares of Ondas Networks of common stock was surrendered to Ondas Networks in exchange for participation in a private placement of Ondas Networks’ shares dated April 13, 2018.

On November 30, 2017, the Private Placement Noteholders and Ondas Networks entered into Loan Modification Agreements to amend the Private Placement Notes to (i) transfer all accrued and unpaid interest ($118,682) as of December 31, 2017 to principal, (ii) extend the maturity date to December 31, 2018 and (iii) clear and waive any existing defaults.

On December 31, 2018, the Private Placement Noteholders and Ondas Networks entered into Note Extension Agreements to further amend the Private Placement Notes and to extend the maturity date to March 30, 2019. At December 31, 2018 and December 31, 2017, the total outstanding balance of the Private Placement Notes was $1,343,682.

Convertible Promissory Notes

During 2017, Ondas Networks and certain entities and individuals (the “Noteholder(s)”) entered into convertible promissory notes defined herein as (i) notes with mutual conversion preferences (“Group 1 Notes”) and (ii) notes with unilateral conversion preferences (“Group 2 Notes”).

Group 1 Notes. Between April 3, 2017 and August 1, 2017, convertible promissory notes in the aggregate amount of $1,865,000 were sold. Terms of the Group 1 Notes include (i) a maturity date based on the payment of the ratio of a Noteholders outstanding balance relative to the total of Group 1 and Group 2 Notes times 6% of gross revenue until 1.5 times the amount of each individual note is paid, (ii) the conversion price which is the lesser of (a) the price per share of common stock sold in a private placement or a public offering, discounted by 20%, or (b) the price per share of common stock based on a pre-money Ondas Networks valuation of $50 million on a fully diluted basis (the “Conversion Price”), (iii) the optional conversion, at any time after the closing of a private placement, wherein the Noteholder may convert the outstanding loan amount into common shares at the Conversion Price, (iv) the mandatory conversion, any time on or after a qualified public offering, wherein Ondas Networks may convert the outstanding loan amount into common shares at the Conversion Price, and (v) upon any conversion, Ondas Networks shall issue to the Noteholder warrants to purchase share of common stock equal to 10% of shares converted exercisable for three years at the Conversion Price.

Group 2 Notes. Between September 2, 2017 and January 8, 2018, convertible promissory notes in the aggregate amount of $1,175,000 were sold. Terms of the Group 2 Notes include (i) a maturity date based on the payment of the ratio of a Noteholders outstanding balance relative to the total of Group 1 and Group 2 Notes times 6% of gross revenue until 1.5 times the amount of each individual note is paid, (ii) the conversion price which is the lesser of (a) the price per share of common stock sold in a private placement or a public offering, discounted by 20%, or (b) the price per share of common stock based on a pre-money Ondas Networks valuation of $50 million on a fully diluted basis (the “Conversion Price”), (iii) the mandatory conversion, any time on or after a qualified public offering, wherein Ondas Networks may convert the outstanding loan amount into common shares at the Conversion Price, and (iv) upon the earlier of a private placement, initial public offering, or fundamental change, Ondas Networks shall issue to the Noteholder warrants to purchase share of common stock with an exercise price of $0.01 and exercisable for three years equal to the principal amount at the Conversion Price.

On July 11, 2018, the Ondas Networks board of directors, by written consent, approved certain changes to outstanding Convertible Promissory Notes. The action approved changes to the Group 2 Notes to match the Group 1 Notes and authorized the issuance of a Security Holder Consent Agreement wherein each Group 2 Note holder would agree to the change. The changes modified the conversion option for the Group 2 Notes which resulted in a loss on extinguishment of debt in the amount of $44,348 and caused the derivative liability related to the Group 2 Notes to cease to exist and be classified as additional paid in capital at its fair value on July 11, 2018 in the amount of $1,141,995.

On September 28, 2018, in conjunction with the Merger Agreement discussed in NOTE 1, the Group 1 Note noteholders and all but one Group 2 Note noteholders converted their outstanding Convertible Promissory Notes into an aggregate of 2,017,416 Company Shares. At December 31, 2018 and December 31, 2017, the total outstanding balance of the Convertible Promissory Note(s) was $300,000 and $2,940,000, respectively.

Notes payable and other financing consists of:

	As of December 31,
	2018	2017
Short Term:
Loan Agreements	$1,178,670	$1,161,360
Financing Agreement	1,360,516	1,360,516
Promissory Notes	1,343,682	1,343,682
	$3,882,868	$3,865,558
Long Term:
Convertible Promissory Notes	$300,000	$2,940,000
Debt Discount	—	(162,659)
	$300,000	$2,777,341